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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Caledonia Investments plc
Address: Cayzer House, 30 Buckingham Gate, London England SW1E 6NN

Form 13F File Number: 28-13011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mr. Graeme P. Denison
Title: Company Secretary
Phone: 44-20-7802-8080

Signature, Place, and Date of Signing:


/s/ GRAEME P. DENISON             London, England       July 19, 2012
---------------------------       ---------------       -------------
        [Signature]                 City, State            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          9
Form 13F Information Table Value Total:   $135,559
                                        (thousands)

List of Other Included Managers:

NONE

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                            Caledonia Investments plc
                           FORM 13F INFORMATION TABLE
                                  June 30, 2012

                                                                                                  VOTING AUTHORITY
                       TITLE OF               VALUE    SHRS OR         PUT/ INVESTMENT  OTHER  ---------------------
NAME OF ISSUER           CLASS      CUSIP   (x$1,000)  PRN AMT  SH/PRN CALL DISCRETION MANAGER   SOLE    SHARED NONE
--------------         -------- ----------- --------- --------- ------ ---- ---------- ------- --------- ------ ----
AT&T Inc                Common  00206R 10 2   $   891    25,000 SH          SOLE                  25,000
Bristow Group, Inc.     Common  110394 10 3   $97,491 2,397,119 SH          SOLE               2,397,119
ConocoPhillips          Common  20825C 10 0   $ 2,794    50,000 SH          SOLE                  50,000
Heinz H J Co            Common  423074 10 3   $ 3,263    60,000 SH          SOLE                  60,000
Intel Corp              Common  458140 10 0   $ 3,998   150,000 SH          SOLE                 150,000
Kimberly Clark Corp     Common  494368 10 3   $ 4,189    50,000 SH          SOLE                  50,000
Mattel Inc              Common  577081 10 2   $ 3,406   105,000 SH          SOLE                 105,000
Pfizer Inc              Common  717081 10 3   $ 5,474   238,000 SH          SOLE                 238,000
Philip Morris Intl Inc  Common  718172 10 9   $ 4,799    55,000 SH          SOLE                  55,000
Spectra Energy Corp     Common  847560 10 9   $ 4,417   152,000 SH          SOLE                 152,000
Starwood PPTY TR        Common  85571B 10 5   $ 4,837   227,000 SH          SOLE                 227,000